Property, plant & equipment	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of property, plant and equipment [text block]
7	Property, plant & equipment

The changes in the carrying value of the property, plant & equipment can be presented as follows for the year 2019 and 2018:

in 000€	Land andbuildings	Plant andequipment	Right-of-use assets	Construc-tion inprogress	Total
Acquisition value
At January 1, 2018	40,184	67,117	14,303	3,754	125,358
Additions	3,079	9,476	792	5,210	18,557
Disposals	(99)	(1,882)	(17)	(387)	(2,385)
Transfers	2,728	2,953	(732)	(5,547)	(598)
Currency Translation	(119)	(25)	(19)	(26)	(189)
Other	4	(82)	−	(2)	(80)
At December 31, 2018	45,777	77,557	14,327	3,002	140,663
Impact of adoption of IFRS 16	−	−	4,984	−	4,984
Additions	302	7,363	3,429	5,807	16,901
Acquired from business combinations	61	2,291	633	17	3,002
Disposals	(37)	(6,091)	(753)	−	(6,881)
Transfers	(3,360)	7,077	117	(4,338)	(504)
Currency Translation	150	199	8	6	363
Other*	−	(73)	(1,099)	(80)	(1,252)
At December 31, 2019	42,893	88,323	21,646	4,414	157,276

Depreciation
At January 1, 2018	(4,504)	(27,166)	(6,623)	−	(38,293)
Depreciation charge for the year	(1,560)	(8,010)	(2,346)	(307)	(12,223)
Disposals	26	2,102	6	−	2,134
Transfers	(18)	(253)	514	−	243
Currency Translation	(15)	(53)	8	−	(60)
Other	−	73	−	−	73
At December 31, 2018	(6,071)	(33,307)	(8,441)	(307)	(48,126)
Depreciation charge for the year	(1,199)	(9,082)	(4,058)	−	(14,339)
Disposals	36	5,704	359	−	6,099
Transfers	200	(1,551)	1,031	307	(13)
Currency Translation	(25)	(190)	(2)	−	(217)
Other	220	(34)	51	−	237
At December 31, 2019	(6,839)	(38,460)	(11,060)	−	(56,359)

Net book value
At December 31, 2019	36,054	49,863	10,586	4,414	100,917
At December 31, 2018	39,706	44,250	5,886	2,695	92,537
At January 1, 2018	35,680	39,951	7,680	3,754	87,065

* "Other" includes modification of Right-of-use assets for an amount of K€ (554) as disclosed in the Right-of-use assets table below.

The changes in the carrying value of the property, plant and equipment can be presented as follows for the year 2017:

in 000€	Land andbuildings	Plant andequipment	Right-of-use assets	Construc-tion inprogress	Total
Acquisition value
At January 1, 2017	19,797	40,199	11,241	4,652	75,889
Additions	377	10,560	2,246	17,334	30,517
Acquired from business combinations	9,362	10,318	136	414	20,230
Disposals	(31)	(1,046)	(39)	218	(898)
Transfers	11,527	7,439	(425)	(18,914)	(373)
Currency Translation	(185)	(118)	5	88	(210)
Other	(663)	(235)	1,139	(38)	203
At December 31, 2017	40,184	67,117	14,303	3,754	125,358

Depreciation
At January 1, 2017	(5,093)	(22,263)	(3,470)	−	(30,826)
Depreciation charge for the year	(831)	(5,531)	(2,327)	−	(8,689)
Disposals	15	842	18	−	875
Transfers	521	(444)	296	−	373
Currency Translation	31	166	(1)	−	196
Other	853	64	(1,139)	−	(222)
At December 31, 2017*	(4,504)	(27,166)	(6,623)	−	(38,293)

Net book value
At December 31, 2017	35,680	39,951	7,680	3,754	87,065
At January 1, 2017	14,704	17,936	7,771	4,652	45,063

Certain prior year amounts have been reclassified to conform to the current year presentation with no impact on previously reported net loss, financial position or cash flows.

The investments in property, plant & equipment and right-of-use assets in 2019 amounted to K€16,901 (2018: K€18,557; 2017: K€30,517). They are mainly related to new machines and installations (K€7,757), land and buildings (K€4,865), IT equipment (K€1,268) and leased vehicles (K€1,118). The investments in 2018 related to new machines and installations in Belgium and Germany (K€10,747), land and buildings in Germany (K€2,491), IT equipment (K€1,781) and lease vehicles (K€792). The investments in 2017 related to the building constructions in Leuven and Poland (K€12,762), the investments into new machines and installations (acquired and leased - K€11,947) and the investment in motor vehicles (K€1,444).

The Group realized a net loss on disposal of property, plant and equipment of K€165 in 2019 (2018: a net loss of K€83; 2017: a net loss of K€25).

No impairment of property, plant and equipment was recorded.

The transfers in 2019 within property, plant and equipment are mainly related to the transfers from assets under construction towards plant and equipment of K€4,031, mainly the finalization of the cleanroom and self-constructed built machines;
  the gross up of the net amount of the PPA of ACTech of K€2,050;
  the transfer from Right-of-Use of assets to Plant and Equipment due to the exercise of purchase options at the end of the lease agreement for a net book value of K€362;
  a transfer from Plant and Equipment to Right-of-Use assets for leases with a net book value of K€1,510 which were incorrectly classified in prior year.

Assets under construction

Per end of 2019 the main assets under construction are related to our "Green Machine" project for an amount of K€1,870 located in Belgium and buildings located in Germany for an amount of K€1,464.

Changes in useful life for certain assets

The Group reviews the useful life for the intangible assets and property, plant and equipment on an annual basis considering the current facts and circumstances available. This review has resulted in 2019 in a re-assessment of the useful life for certain specific assets in the categories buildings, fixtures, vehicles and machinery. The impact of the change in useful life during the year 2019 resulted in a decrease of the depreciation charges by K€1,147. In 2020 and 2021 the depreciation charge will be less for respectively K€478 and K€276. The effect will be neutralized in 2028 for machines, in 2033 for fixtures and in 2048 for buildings.

The right of use assets can be presented as follows:

The carrying value of Right-of-Use assets at December 31, 2019 was K€10,586 (2018: K€5,886; 2017: K€7,680). Right-of-Use assets are mainly related to 3D printing machines with a carrying value of K€3,048 at December 31, 2019 (2018: K€4,608; 2017: K€6,613) and for which depreciation of K€1,045 was recorded in 2019 (2018: K€1,745; 2017: K€1,864). New leases in 2019 amount to K€4,062 of which K€1,119 relate to leased motor vehicles (2018:K€792; 2017:K€1,596).

in 000€	Buildings	Vehicles	Equipment	Total
Acquisition value
At January 1, 2019 before adoption IFRS 16	935	2,542	10,850	14,327
Impact of adoption of IFRS 16	3,255	849	880	4,984
At January 1, 2019 after adoption IFRS 16	4,190	3,391	11,730	19,311
Additions	2,222	1,118	89	3,429
Acquired from business combinations	633	−	−	633
Modifications	(9)	(40)	(496)	(545)
Disposals	(550)	(147)	(56)	(753)
Currency Translation	4	−	4	8
Transfers	−	(47)	164	117
Other	(2)	−	(552)	(554)
At December 31, 2019	6,488	4,275	10,883	21,646

Depreciation
At January 1, 2019	(1,011)	(1,189)	(6,241)	(8,441)
Depreciation charge for the year	(1,953)	(1,060)	(1,045)	(4,058)
Acquired from business combinations	−	−	−	−
Modifications	−	−	−	−
Disposals	257	147	56	460
Currency Translation	(1)	−	(1)	(2)
Transfers	−	41	990	1,031
Other	3	31	(84)	(50)
At December 31, 2019	(2,705)	(2,030)	(6,325)	(11,060)

Net book value
At December 31, 2019	3,783	2,245	4,558	10,586
At January 1, 2019 before adoption IFRS 16	(76)	1,353	4,609	5,886
At January 1, 2019 after adoption IFRS 16	3,179	2,202	5,489	10,870

The following amounts related to leases are recognized in profit & loss

(in 000€)	2019
Depreciation expense	(4,058)
Interest expense on lease liabilities	(204)
Expenses related to short-term leases/ low-value assets/ variable lease payments	(725)

The Group has negotiated several contracts with extension and termination options because of common practice in the country or for the asset. Management has exercised significant judgments in determining whether these extension and termination options are reasonable certain to be exercised. The potential future cash flows beyond the period following the exercise of the extension and termination option that are not included in the lease term are presented in the following table:

(in 000€)	2019
Potential cash flows for extension options that are not reasonably certain to be exercised:	843
Potential cash flows for termination options that are reasonably certain to be exercised	174

Pledges

Land and buildings (including buildings under construction) with a carrying amount of K€26,270 (2018: K€27,319; 2017: K€28,526) are subject to pledges to secure several of the Group’s bank loans. In addition, pledges have been given on machines with a total carrying amount of K€2,884 (2018: K€3,533; 2017: K€13,340) (Note 24).